Note 18 - Financial Instruments - Amount Recognized in Statement of Comprehensive (Loss)/Income Derivative Financial Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Total	$ (698)	$ (392)	$ 3,866
Interest Rate Swap [Member]
Derivative instruments, changes in fair value	(41)		651
Interest rate swaps– realized loss	(16)		(664)
Interest rate swaps– reversal of realized loss		225
Financial Instrument Warrants [Member]
Derivative instruments, changes in fair value	$ (641)	$ (617)	$ 3,879